Investments - Additional Information (Detail) - TradingVehicle			12 Months Ended
	Jan. 01, 2015	Dec. 01, 2011	Dec. 31, 2017	Dec. 31, 2016
Cambridge Master Fund [Member]
Investment [Line Items]
Number of trading vehicles			1
Leverage applied to assets			200.00%
Percentage owned by partnership			22.90%	16.30%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Investment [Line Items]
Number of trading vehicles		1
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Investment [Line Items]
Number of trading vehicles	1
Percentage owned by partnership				50.90%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund L.P. [Member]
Investment [Line Items]
Percentage owned by partnership			9.00%	7.50%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund L.P. [Member]
Investment [Line Items]
Percentage owned by partnership				45.50%